INCOME TAX EXPENSES - Summary of Deferred Income Tax (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	$ 942,450	$ 1,011,913
Deferred tax liabilities	(33,912,610)	(28,890,636)
Total net deferred tax liabilities	(32,970,160)	(27,878,723)
Tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	4,867,944	501,011
Leases
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	5,257	5,749
Provisions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	295,078	161,702
Other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	0	129,815
Accounts Payable
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	66,520	0
Salaries and social security contributions
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	57,375	58,258
Other liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	137,510	143,402
Trade receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,604	3,399
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	1,312	8,577
Valuation allowance of specific tax loss carryforward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total deferred tax assets	4,490,150	0
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(6,488)	(16,269)
Property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(29,640,471)	(23,398,951)
Borrowings
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(28,650)	(3,331)
Other receivables
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(25,340)	0
Inventories
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(3,128,132)	(2,525,244)
Taxes payable (tax inflation adjustment)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,083,529)	(2,946,516)
Others
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 0	$ (325)